Label	Element	Value
Institutional Diversified Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001289876_SupplementTextBlock	Victory Funds Victory Institutional Diversified Stock Fund Supplement dated October 24, 2018 to the Prospectus dated March 1, 2018 (“Prospectus”)
Risk/Return [Heading]	rr_RiskReturnHeading	Institutional Diversified Stock Fund
Expense [Heading]	rr_ExpenseHeading	1. The Annual Fund Operating Expenses section of the Fund Fees and Expenses table for the Victory Institutional Diversified Stock Fund found on page 1 of the Prospectus is hereby replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from the fund assets as a percentage of average daily net assets)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Other Expenses” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	2. The Fund Fees and Expense table for the Fund on page 2 of the Prospectus is hereby replaced with the following:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	If you wish to obtain more information, please call the Victory Funds at 866-689-6999. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Institutional Diversified Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,096

[1]	The Fund's "Other Expenses" have been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.